Note 14 - 401(k) plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan Employer Match	50.00%
Defined Contribution Plan Maximum Percentage of Match Contributions	6.00%
Defined Contribution Plan, Cost Recognized (in Dollars)	$ 9,664	$ 73,797